Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue	$ 66,023	$ 47,369
Cost of revenue	55,150
Gross profit	10,873	47,369
Operating expenses
General and administrative	179,526	107,345
Sales and marketing	85	30,000
Professional fees	14,782	7,210
Total operating expenses	194,393	144,555
Loss from operations	(183,520)	(97,186)
Other income (expense)
Interest expense	(111,450)	(38,845)
Change in fair value of derivative liabilities	(231,849)	5,634
Total other expense	(343,299)	(33,211)
Loss before income taxes	(526,819)	(130,397)
Provision for income taxes
Net loss	$ (526,819)	$ (130,397)
Basic loss per Common Share	$ (0.01)	$ (0.00)
Diluted loss per Common Share	$ (0.01)	$ (0.00)
Basic weighted average number of common shares outstanding	94,619,434	88,579,434
Diluted weighted average number of common shares outstanding	94,619,434	88,579,434